EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except share and per share data)	2019	2018	2017
Numerator
Net income	$198,075	$172,595	$96,787

Denominator
Basic earnings per common share - weighted average shares	98,305,570	88,582,090	61,529,460
Effect of dilutive securities
Employee stock awards	545,901	514,680	581,329
Warrants	0	517,435	60,801
Diluted earnings per common share - adjusted weighted average shares	98,851,471	89,614,205	62,171,590

Earnings per share available to common shareholders
Basic	$2.01	$1.95	$1.57
Diluted	$2.00	$1.93	$1.56